Fees Summary	Jul. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,447,000
Previously Paid Amount	0.00
Total Fee Amount	2,427.58
Total Offset Amount	0.00
Net Fee	2,427.58
Narrative - Max Aggregate Offering Price	$ 16,447,000
Final Prospectus	true